Bank Notes Payable (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bank Notes Payable (Textual)
Cash deposits	$ 580,044	$ 1,439,063
Notes payable	$ 1,746,914	$ 1,448,990
Minimum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	30.00%
Maximum [Member]
Bank Notes Payable (Textual)
Percentage of cash deposit	100.00%